Cash Flow Information	6 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
CASH FLOW INFORMATION
27.	CASH FLOW INFORMATION

	31 December 2024 $	31 December 2023 $
Reconciliation from net loss after tax to net cash used in operations
Net loss	(14,378,454)	(1,839,709)
Non-cash flows included in operating loss:
Depreciation (note 10)	871	3,442
Amortisation (note 14)	5,098	-
Loss on fair value of warrants (note 20)	(6,148,162)	-
Due diligence expenses (classified as investing activities)	(225,000)	-
Finance expenses	(578,611)	-
Share based payment expense (note 24)	17,922,048	-
Issue of shares to directors and management in lieu of fees (note 23)	819,925	-
Share of net losses of associate (note 13)	(1,714)	-
Share of net profits of JV accounted for using the equity method (note 12)	(100,994)
Foreign exchange	(372,166)	(1,920)
Changes in assets and liabilities:
Decrease / (Increase) in trade and other receivables	435,266	(49,050)
Decrease in prepaid expenses	1,645,180	-
(Increase) / Decrease in trade and other payables	(1,329,879)	905,861
Increase in provisions	911	1,071
Other movements	(283,205)	26,633
Increase in related party payable	-	150,940
Net cash (used in) operating activities	(2,588,886)	(802,732)